GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.2%
Communication Services – 28.1%
26,530 Alphabet, Inc., Class C* $ 4,615,159
9,963 CTS Eventim AG & Co. KGaA
(Germany) 858,777
8,513 Electronic Arts, Inc. 1,131,207
14,819 Live Nation Entertainment, Inc.* 1,389,133
7,413 Meta Platforms, Inc., Class A 3,460,611
29,202 NetEase, Inc. (China) 513,616
6,377 Sea Ltd. ADR (Singapore)* 430,575
32,121 Tencent Holdings Ltd. (China) 1,477,262
24,426 Tencent Music Entertainment
Group ADR (China) 352,956
6,302 T-Mobile US, Inc. 1,102,598
13,778 Walt Disney Co. (The) 1,431,672
16,763,566
Consumer Discretionary – 26.6%
27,284 Amazon.com, Inc.* 4,813,989
7,599 Basic-Fit NV (Netherlands)*
(a)(b)
185,613
3,969 Cava Group, Inc.* 367,331
190 Chipotle Mexican Grill, Inc.* 594,609
14,290 Foot Locker, Inc. 396,262
1,957 LVMH Moet Hennessy Louis
Vuitton SE (France) 1,561,310
69,832 Meituan, Class B (China)*
(b)
938,133
860 MercadoLibre, Inc. (Brazil)* 1,483,999
18,725 Moncler SpA (Italy) 1,244,879
14,548 NIKE, Inc., Class B 1,382,787
203,351 Samsonite International SA*
(b)
644,622
79,362 Shenzhou International Group
Holdings Ltd. (China) 793,280
5,317 TJX Cos., Inc. (The) 548,183
2,344 Ulta Beauty, Inc.* 926,091
15,881,088
Consumer Staples – 6.0%
276,704 Budweiser Brewing Co. APAC
Ltd. (China)
(b)
349,446
97,734 Davide Campari-Milano NV
(Italy) 973,362
1,710 elf Beauty, Inc.* 319,616
5,934 Kweichow Moutai Co. Ltd.,
Class A (China) 1,345,896
4,107 Oddity Tech Ltd., Class A
(Israel)* 147,482
28,739 Proya Cosmetics Co. Ltd., Class
A (China) 430,574
3,566,376
Financials – 5.2%
202,706 Jio Financial Services Ltd.
(India)* 836,238
5,051 Mastercard, Inc., Class A 2,258,151
3,094,389
Health Care – 0.7%
4,149 Illumina, Inc.* 432,658
Industrials – 2.9%
37,372 Experian PLC 1,716,285
Information Technology – 20.3%
4,403 Advanced Micro Devices, Inc.* 734,861
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
12,608 Apple, Inc. $ 2,423,888
14,987 Infineon Technologies AG
(Germany) 599,139
3,809 NVIDIA Corp. 4,175,921
14,056 Shopify, Inc., Class A (Canada)* 831,412
132,352 Taiwan Semiconductor
Manufacturing Co. Ltd. (Taiwan) 3,354,355
12,119,576
Materials – 3.8%
15,754 Ball Corp. 1,093,800
10,372 DSM-Firmenich AG
(Switzerland) 1,189,603
2,283,403
Real Estate – 1.6%
4,967 American Tower Corp. REIT 972,240
Utilities – 4.0%
44,566 EDP Renovaveis SA (Spain) 712,166
20,485 NextEra Energy, Inc. 1,639,210
2,351,376
TOTAL COMMON STOCKS
(Cost $55,475,825)
59,180,957
Shares Dividend Rate Value
aa
Investment Company – 1.5%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
885,174 5.180% 885,174
(Cost $885,174)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $56,360,999)
60,066,131
Securities Lending Reinvestment Vehicle – 0.2%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
140,582 5.227% 140,582
(Cost $140,582)
TOTAL INVESTMENTS – 100.9%
(Cost $56,501,581)
$ 60,206,713
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.9)%
(510,044)
NET ASSETS – 100.0%
$ 59,696,669
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(c) Represents an affiliated issuer.

GOLDMAN SACHS FUTURE CONSUMER EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
**End swaps header** (continued)

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 99.1%
Canada – 0.5%
2,984 Xenon Pharmaceuticals, Inc.
(Health Care)* $ 113,601
Denmark – 7.2%
6,690 Genmab A/S ADR (Health
Care)* 188,658
12,102 Novo Nordisk A/S, Class B
(Health Care) 1,633,339
1,821,997
France – 0.6%
786 Sartorius Stedim Biotech
(Health Care) 155,852
Japan – 2.8%
4,003 Hoya Corp. (Health Care) 485,521
13,115 Kyowa Kirin Co. Ltd. (Health
Care) 221,623
707,144
Netherlands – 1.3%
894 Argenx SE ADR (Health Care)* 331,692
Switzerland – 2.1%
979 Lonza Group AG (Health Care) 527,834
United Kingdom – 6.4%
10,553 AstraZeneca PLC (Health Care) 1,637,859
United States – 78.2%
6,612 AbbVie, Inc. (Health Care) 1,066,119
3,618 Agilent Technologies, Inc.
(Health Care) 471,823
1,131 Align Technology, Inc. (Health
Care)* 290,905
1,151 Alnylam Pharmaceuticals, Inc.
(Health Care)* 170,843
3,907 Amgen, Inc. (Health Care) 1,194,956
3,508 Biogen, Inc. (Health Care)* 789,090
9,284 BioMarin Pharmaceutical, Inc.
(Health Care)* 696,950
20,916 Boston Scientific Corp. (Health
Care)* 1,580,622
4,986 CG oncology, Inc. (Health
Care)* 162,444
9,274 Cooper Cos., Inc. (The) (Health
Care) 874,631
3,887 CSL Ltd. (Health Care) 724,073
3,698 Danaher Corp. (Health Care) 949,646
3,468 Dexcom, Inc. (Health Care)* 411,894
3,323 Edwards Lifesciences Corp.
(Health Care)* 288,736
3,418 Eli Lilly & Co. (Health Care) 2,803,922
2,246 Humana, Inc. (Health Care) 804,338
903 IDEXX Laboratories, Inc.
(Health Care)* 448,746
994 Illumina, Inc. (Health Care)* 103,654
4,587 Insulet Corp. (Health Care)* 812,771
2,038 Intra-Cellular Therapies, Inc.
(Health Care)* 137,035
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
3,008 Intuitive Surgical, Inc. (Health
Care)* $ 1,209,577
1,172 iRhythm Technologies, Inc.
(Health Care)* 103,382
526 Mettler-Toledo International,
Inc. (Health Care)* 738,551
2,748 MoonLake Immunotherapeutics
(Health Care)* 111,734
1,399 Natera, Inc. (Health Care)* 149,035
4,927 Neurocrine Biosciences, Inc.
(Health Care)* 667,165
13,116 Roivant Sciences Ltd. (Health
Care)* 135,882
1,309 Shockwave Medical, Inc.
(Health Care)* 438,515
3,495 Ultragenyx Pharmaceutical, Inc.
(Health Care)* 140,289
2,475 Vaxcyte, Inc. (Health Care)* 173,918
1,629 Veeva Systems, Inc., Class A
(Health Care)* 283,853
547 West Pharmaceutical Services,
Inc. (Health Care) 181,281
6,995 Zimmer Biomet Holdings, Inc.
(Health Care) 805,474
19,921,854
TOTAL COMMON STOCKS
(Cost $24,042,069)
25,217,833
Shares Dividend Rate Value
aa a
Investment Company – 0.9%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
226,754 5.180% 226,754
(Cost $226,754)
TOTAL INVESTMENTS – 100.0%
(Cost $24,268,823)
$ 25,444,587
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.0%
12,081
NET ASSETS – 100.0%
$ 25,456,668
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company

GOLDMAN SACHS FUTURE HEALTH CARE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
**End swaps header**
Sector Name
% of
Market
Value
Health Care 99.1%
Investment Company 0.9
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE PLANET EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
Shares Description Value
a
Common Stocks – 98.3%
Belgium – 0.8%
18,418 Umicore SA (Materials) $ 362,502
China – 4.8%
15,100 BYD Co. Ltd., Class A
(Consumer Discretionary) 475,816
45,914 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 1,249,314
606,138 Xinyi Solar Holdings Ltd.
(Information Technology) 398,237
2,123,367
Denmark – 6.8%
28,742 Novonesis (Novozymes) B,
Class B (Materials) 1,709,284
14,510 Orsted AS (Utilities)*
(a)
884,661
15,434 Vestas Wind Systems A/S
(Industrials)* 433,209
3,027,154
France – 3.8%
28,790 Dassault Systemes (Information
Technology) 1,158,602
13,555 Imerys SA (Materials) 526,220
1,684,822
Germany – 3.5%
38,591 Infineon Technologies AG
(Information Technology) 1,542,762
Ireland – 2.4%
1,071 Carbon Revolution PLC
(Consumer Discretionary)*
(b)
9,639
10,991 Kingspan Group PLC
(Industrials) 1,052,388
1,062,027
Italy – 3.8%
230,691 Enel SpA (Utilities) 1,666,917
Japan – 7.5%
8,955 Horiba Ltd. (Information
Technology) 711,180
2,086 Keyence Corp. (Information
Technology) 938,365
25,485 Kurita Water Industries Ltd.
(Industrials) 1,089,816
11,712 NIDEC Corp. (Industrials) 584,538
3,323,899
Netherlands – 2.1%
19,272 Aalberts NV (Industrials) 912,604
Norway – 0.5%
333,335 Aker Carbon Capture ASA
(Industrials)* 235,363
Spain – 4.0%
134,438 Iberdrola SA (Utilities) 1,765,947
Shares Description Value
a
Common Stocks – (continued)
Sweden – –%
18,262 Re:NewCell AB (Materials)*
(c)(d)
$ —
Switzerland – 9.4%
18,226 ABB Ltd. (Industrials) 998,021
15,988 DSM-Firmenich AG (Materials) 1,833,723
20,738 SIG Group AG (Materials)* 430,552
3,030 Sika AG (Materials) 916,574
4,178,870
Taiwan – 1.9%
82,655 Delta Electronics, Inc.
(Information Technology) 829,255
United Kingdom – 3.4%
307,729 DS Smith PLC (Materials) 1,492,761
United States – 43.6%
3,007 Albemarle Corp. (Materials) 368,628
7,941 Aptiv PLC (Consumer
Discretionary)* 661,168
21,636 Ball Corp. (Materials) 1,502,188
49,651 Bloom Energy Corp., Class A
(Industrials)* 810,304
19,361 Darling Ingredients, Inc.
(Consumer Staples)* 782,184
19,368 DocuSign, Inc. (Information
Technology)* 1,060,204
2,081 Ecolab, Inc. (Materials) 483,208
23,384 Energy Recovery, Inc.
(Industrials)* 315,684
10,057 Itron, Inc. (Information
Technology)* 1,081,630
28,237 NextEra Energy, Inc. (Utilities) 2,259,525
123,712 Oatly Group AB ADR
(Consumer Staples)* 134,846
7,507 Schneider Electric SE
(Industrials) 1,853,628
38,820 Shoals Technologies Group,
Inc., Class A (Industrials)* 305,513
8,986 SolarEdge Technologies, Inc.
(Information Technology)* 440,224
2,993 Trane Technologies PLC
(Industrials) 980,088
5,343 Veralto Corp. (Industrials) 526,713
6,228 Waste Connections, Inc.
(Industrials) 1,023,385
9,380 Waste Management, Inc.
(Industrials) 1,976,648
27,456 Westrock Co. (Materials) 1,472,740
7,652 Wolfspeed, Inc. (Information
Technology)* 196,656
7,348 Xylem, Inc. (Industrials) 1,036,215
19,271,379
TOTAL COMMON STOCKS
(Cost $55,485,090)
43,479,629

GOLDMAN SACHS FUTURE PLANET EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Security
Date(s) of
Purchase
Cost
Carbon Revolution PLC
11/07/23
$ 31,399
**End swaps header**
Shares Dividend Rate Value
aa a
Investment Company – 1.4%
(e)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
639,021 5.180% $ 639,021
(Cost $639,021)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $56,124,111)
44,118,650
a
Securities Lending Reinvestment Vehicle – 0.0%
(e)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
15,280 5.227% 15,280
(Cost $15,280)
TOTAL INVESTMENTS – 99.7%
(Cost $56,139,391)
$ 44,133,930
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
113,782
NET ASSETS – 100.0%
$ 44,247,712
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Restricted securities are not registered under the Securities
Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations
and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $9,639, which represents approximately 0.0% of net assets as of May 31,
2024. See additional details below:
(c) All or a portion of security is on loan.
(d) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
Sector Name
% of
Market
Value
Industrials 34.8%
Materials 25.2
Information Technology 19.0
Utilities 14.9
Consumer Discretionary 2.6
Consumer Staples 2.1
Investment Company 1.4
Securities Lending Reinvestment Vehicle 0.0
TOTAL INVESTMENTS
100.0%

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.3%
Communication Services – 1.9%
9,885 Cellnex Telecom SA (Spain)*
(a)
$ 359,816
Energy – 2.3%
2,696 Cheniere Energy, Inc. 425,402
Health Care – 1.7%
34,048 Chartwell Retirement Residences
(Canada) 311,469
Industrials – 11.0%
88,269 Enav SpA (Italy)
(a)(b)
361,835
8,322 Ferrovial SE 327,586
1,515 Norfolk Southern Corp. 340,572
85,882 Transurban Group (Australia) 714,519
2,424 Vinci SA (France) 301,175
2,045,687
Materials – 1.2%
497 Linde PLC 216,453
Real Estate – 54.7%
3,567 Alexandria Real Estate Equities,
Inc. REIT 424,473
8,495 American Homes 4 Rent, Class
A REIT 306,160
3,003 American Tower Corp. REIT 587,807
13,812 Americold Realty Trust, Inc.
REIT 368,366
2,639 AvalonBay Communities, Inc.
REIT 508,482
24,081 Big Yellow Group PLC REIT
(United Kingdom) 382,636
10,368 CTP NV (Netherlands)
(a)
184,815
3,208 Digital Realty Trust, Inc. REIT 466,251
854 Equinix, Inc. REIT 651,585
6,600 Equity LifeStyle Properties, Inc.
REIT 414,282
3,428 Extra Space Storage, Inc. REIT 496,272
10,752 Goodman Group REIT
(Australia) 239,689
51 Hoshino Resorts REIT, Inc.
REIT (Japan) 168,437
11,090 Invitation Homes, Inc. REIT 385,821
139 Nippon Prologis REIT, Inc. REIT
(Japan) 229,271
9,477 Prologis, Inc. REIT 1,047,114
2,417 SBA Communications Corp.
REIT 475,376
33,464 Segro PLC REIT (United
Kingdom) 388,229
4,438 Terreno Realty Corp. REIT 251,102
32,764 UNITE Group PLC (The) REIT
(United Kingdom) 388,577
7,912 Ventas, Inc. REIT 397,657
15,468 VICI Properties, Inc. REIT 444,086
11,289 Vonovia SE (Germany) 352,954
5,488 Welltower, Inc. REIT 568,941
10,128,383
Utilities – 25.5%
15,998 AES Corp. (The) 345,397
3,820 Ameren Corp. 280,273
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
2,747 American Water Works Co., Inc. $ 359,225
5,873 CMS Energy Corp. 369,588
16,412 Engie SA (France) 276,785
6,154 Eversource Energy 364,501
46,991 National Grid PLC (United
Kingdom) 527,931
11,546 NextEra Energy, Inc. 923,911
8,976 Severn Trent PLC (United
Kingdom) 272,678
8,404 Veolia Environnement SA
(France) 280,088
4,355 WEC Energy Group, Inc. 352,886
6,866 Xcel Energy, Inc. 380,720
4,733,983
TOTAL COMMON STOCKS
(Cost $19,822,015)
18,221,193
Units Description Expiration Month Value
aa
Right – 0.1%
Utilities – 0.1%
13,705 National Grid
PLC*
(Cost $0)
06/24 34,209
Shares Dividend Rate Value
aa
Investment Company – 1.3%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
232,450 5.180% 232,450
(Cost $232,450)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $20,054,465)
18,487,852
a
Securities Lending Reinvestment Vehicle – 1.9%
(c)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
344,764 5.227% 344,764
(Cost $344,764)
TOTAL INVESTMENTS – 101.6%
(Cost $20,399,229)
$ 18,832,616
LIABILITIES IN EXCESS OF OTHER ASSETS
– (1.6)%
(300,842)
NET ASSETS – 100.0%
$ 18,531,774
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.

GOLDMAN SACHS FUTURE REAL ESTATE AND INFRASTRUCTURE EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
**End swaps header** (continued)

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF
Schedule of Investments
May 31, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.5%
Communication Services – 7.5%
112,805 Baidu, Inc., Class A (China)* $ 1,348,178
61,345 Capcom Co. Ltd. (Japan) 1,132,079
73,338 Cellnex Telecom SA (Spain)*
(a)
2,669,517
196,799 Snap, Inc., Class A* 2,955,921
131,193 Tencent Music Entertainment
Group ADR (China) 1,895,739
33,488 Trade Desk, Inc. (The), Class A* 3,107,016
13,108,450
Consumer Discretionary – 6.9%
12,408 DoorDash, Inc., Class A* 1,366,245
2,467 MercadoLibre, Inc. (Brazil)* 4,257,006
60,512 Mobileye Global, Inc., Class A
(Israel)* 1,552,738
48,868 Trip.com Group Ltd. (China)* 2,446,102
1,114,342 Zomato Ltd. (India)* 2,391,654
12,013,745
Financials – 3.1%
49,701 Fidelity National Information
Services, Inc. 3,771,312
9,662 Jack Henry & Associates, Inc. 1,591,138
5,362,450
Health Care – 1.0%
14,295 Hoya Corp. (Japan) 1,733,830
Industrials – 1.4%
143,995 Daifuku Co. Ltd. (Japan) 2,513,922
Information Technology – 78.5%
50,092 Advantest Corp. (Japan) 1,693,587
18,019 Analog Devices, Inc. 4,225,275
46,977 AppLovin Corp., Class A* 3,827,686
9,168 Arista Networks, Inc.* 2,728,855
4,980 ASM International NV
(Netherlands) 3,461,108
88,400 ASMPT Ltd. (Hong Kong) 1,053,679
15,853 Cadence Design Systems, Inc.* 4,538,872
6,100 CDW Corp. 1,364,082
239,754 Chroma ATE, Inc. (Taiwan) 2,109,338
15,368 Coforge Ltd. (India) 915,217
11,331 Crowdstrike Holdings, Inc.,
Class A* 3,554,195
34,348 Datadog, Inc., Class A* 3,784,463
295,044 Delta Electronics, Inc. (Taiwan) 2,960,095
75,074 Dynatrace, Inc.* 3,433,134
239,006 E Ink Holdings, Inc. (Taiwan) 1,619,492
12,166 Enphase Energy, Inc.* 1,556,031
19,835 Entegris, Inc. 2,506,152
30,230 Hamamatsu Photonics KK
(Japan) 889,327
22,316 Horiba Ltd. (Japan) 1,772,272
7,355 HubSpot, Inc.* 4,494,273
63,933 Infineon Technologies AG
(Germany) 2,555,865
130,433 Jentech Precision Industrial Co.
Ltd. (Taiwan) 4,167,382
11,115 Keysight Technologies, Inc.* 1,539,205
1,692,412 Kingdee International Software
Group Co. Ltd. (China)* 1,730,626
8,614 KLA Corp. 6,542,591
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
70,489 Klaviyo, Inc., Class A* $ 1,595,871
93,121 Marvell Technology, Inc. 6,407,656
51,516 MediaTek, Inc. (Taiwan) 1,964,014
46,460 Micron Technology, Inc. 5,807,500
21,142 MKS Instruments, Inc. 2,676,366
13,256 Monday.com Ltd.* 2,994,663
7,942 MongoDB, Inc.* 1,874,789
12,663 Motorola Solutions, Inc. 4,620,855
116,365 Murata Manufacturing Co. Ltd.
(Japan) 2,196,677
28,877 Persistent Systems Ltd. (India) 1,179,867
24,365 Procore Technologies, Inc.* 1,635,623
65,225 Samsara, Inc., Class A* 2,213,084
103,697 Sangfor Technologies, Inc., Class
A (China)* 781,157
26,570 Shopify, Inc., Class A (Canada)* 1,571,616
221,402 Silergy Corp. (China) 3,225,960
15,681 Snowflake, Inc., Class A* 2,135,439
17,335 Tokyo Electron Ltd. (Japan) 3,709,797
42,753 Tokyo Seimitsu Co. Ltd. (Japan) 3,040,280
6,397 Tyler Technologies, Inc.* 3,072,863
341,108 Unimicron Technology Corp.
(Taiwan) 1,921,720
2,541,339 United Microelectronics Corp.
(Taiwan) 4,314,800
567,869 Venustech Group, Inc., Class A
(China) 1,424,370
17,527 Workday, Inc., Class A* 3,706,084
21,013 Zscaler, Inc.* 3,571,370
136,665,223
Real Estate – 1.1%
9,905 SBA Communications Corp.
REIT 1,948,115
TOTAL COMMON STOCKS
(Cost $160,540,620)
173,345,735
Shares Dividend Rate Value
aa
Investment Company – 0.6%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
1,030,970 5.180% 1,030,970
(Cost $1,030,970)
TOTAL INVESTMENTS – 100.1%
(Cost $161,571,590)
$ 174,376,705
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(138,502)
NET ASSETS – 100.0%
$ 174,238,203
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.

GOLDMAN SACHS FUTURE TECH LEADERS EQUITY ETF
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
**End swaps header** (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
May 31, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities
— Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money
Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31,
2024:
Future Consumer Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 10,969,813 $ — $ —
Europe 7,324,849 — —
North America 39,402,296 — —
South America 1,483,999 — —
Investment Company 885,174 — —
Securities Lending Reinvestment Vehicle 140,582 — —
Total
$ 60,206,713 $ — $ —
€ 1.00 € 1.00 € 1.00
Future Health Care Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 707,144 $ — $ —
Europe 4,475,234 — —
North America 19,596,940 438,515 —
Investment Company 226,754 — —
Total
$ 25,006,072 $ 438,515 $ —
€ 1.00 € 1.00 € 1.00
Future Planet Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 6,276,521 $ — $ —
Europe 17,931,729 — —
North America 19,271,379 — —
Investment Company 639,021 — —
Securities Lending Reinvestment Vehicle 15,280 — —
Total
$ 44,133,930 $ — $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
Future Real Estate and Infrastructure Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 397,708 $ — $ —
Europe 4,077,519 34,209 —
North America 12,791,758 — —
Oceania 954,208 — —
Investment Company 232,450 — —
Securities Lending Reinvestment Vehicle 344,764 — —
Total
$ 18,798,407 $ 34,209 $ —
€ 1.00 € 1.00 € 1.00
Future Tech Leaders Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 57,683,899 $ — $ —
Europe 8,686,490 — —
North America 102,718,340 — —
South America 4,257,006 — —
Investment Company 1,030,970 — —
Total
$ 174,376,705 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Investments Style Risk — Different investment styles (e.g., growth, value or quantitative) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Future Thematic Equity ETFs
Schedule of Investments
(continued)
May 31, 2024 (Unaudited)
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares.
Thematic Investing Risk — The Fund’s thematic investment strategy limits the universe of investment opportunities available to the
Fund and will affect the Fund’s exposure to certain companies, sectors, regions, and countries, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s thematic investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies exposed to certain themes. There is no guarantee that the Investment Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, the Investment Adviser is not required to monitor on an ongoing basis whether a current holding continues to be aligned with one or more themes or otherwise associated with certain themes. The Fund is not required to sell, and may instead add to, positions in holdings that no longer continue to be aligned with one or more of the Key
Themes or associated with these themes.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)